Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2025
Share-based payment transaction
Schedule of share-based payment expense

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	32.1	844	891	909
Sasol Khanyisa Employee Share Ownership Plan (ESOP): Tier 2 – Qualifying employees	32.2	70	95	124

Equity-settled – recognised directly in equity		914	986	1 033

Long-term Incentive plan
Share-based payment transaction
Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2023*	11 923 890	223,80
LTIs granted	5 096 901	237,92
LTIs exercised	(5 269 601)	155,97
Effect of CPTs and LTIs forfeited	(757 993)	285,49
Balance at 30 June 2024*	10 993 197	258,52
LTIs granted	8 423 943	152,52
LTIs exercised	(3 674 018)	240,57
Effect of CPTs and LTIs forfeited	(1 116 914)	211,42
Balance at 30 June 2025*	14 626 208	205,57
*	The incentives outstanding as at 30 June 2025 have a weighted average remaining vesting period of 1,7 years (30 June 2024: 1,5 years). The exercise price of these options is Rnil.

Schedule of weighted average market price

	2025	2024
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	126,36	184,73

Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2025	2024
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate – Rand	(%)	7,04 - 7,76	7,69 - 8,33
Risk-free interest rate – US$	(%)	3,6 - 4,25	2,24 - 2,46
Expected volatility	(%)	45,55	37,64
Expected dividend yield	(%)	4,88	7,27
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	90,32	95,26
Vesting period – top management		3/5 years	3/5 years
Vesting period – all other participants		3 years	3 years